Notes Payable and Long-Term Debt, 2018 First Lien Credit Facility (Details) - Turning Point [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Mar. 07, 2018
Letters of Credit [Member]
Notes Payable and Long-Term Debt [Abstract]
Maximum borrowing capacity		$ 3.7
2018 First Lien Credit Facility [Member]
Notes Payable and Long-Term Debt [Abstract]
Maturity date		Mar. 07, 2023
Principal payment due under excess cash covenant	$ 4.5
Consent fees		$ 0.1
2018 First Lien Credit Facility [Member] | Minimum [Member]
Notes Payable and Long-Term Debt [Abstract]
Senior leverage ratio		2.50
Total leverage ratio		5.00
Fixed charge coverage ratio		1.20
2018 First Lien Credit Facility [Member] | Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Senior leverage ratio		3.00
Total leverage ratio		5.50
2018 First Lien Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Frequency of principal payment		Quarterly
Weighted average interest rate		4.55%
2018 First Lien Term Loan [Member] | June 30, 2018 through March 31, 2020 [Member]
Notes Payable and Long-Term Debt [Abstract]
Required payment		$ 2.0
2018 First Lien Term Loan [Member] | June 30, 2020 through March 31, 2022 [Member]
Notes Payable and Long-Term Debt [Abstract]
Required payment		3.0
2018 First Lien Term Loan [Member] | June 30, 2022 and after [Member]
Notes Payable and Long-Term Debt [Abstract]
Required payment		$ 4.0
2018 First Lien Term Loan [Member] | LIBOR [Member] | Minimum [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate		2.75%
2018 First Lien Term Loan [Member] | LIBOR [Member] | Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate		3.50%
2018 Revolving Credit Facility [Member]
Notes Payable and Long-Term Debt [Abstract]
Outstanding borrowings		$ 0.0
Unused portion of credit facility		50.0
Maximum borrowing capacity			$ 50.0
Availability under credit facility		$ 46.3
2018 Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate		2.75%
2018 Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Margin on variable rate		3.50%
Convertible Senior Notes [Member]
Notes Payable and Long-Term Debt [Abstract]
Maturity date		Jul. 15, 2024
Maximum notes to be issued		$ 200.0
Financing costs of amending facility		$ 0.7